Quarterly Financial Data	12 Months Ended
Dec. 29, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
NOTE 15 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	First		Second	Third		Fourth
(in millions, except per share amounts)	Quarter		Quarter	Quarter		Quarter

Fiscal Year 2012:
Net sales	$1,395		$1,410	$1,326		$1,372
Gross profit	1,014		1,027	971		953
Net earnings (a)	212	(b)	244	176	(c)	120	(d)
Basic net earnings per share	$0.67		$0.78	$0.56		$0.39
Diluted net earnings per share	$0.67		$0.78	$0.56		$0.39
Cash dividends declared per share	$0.23		$0.23	$0.23		$0.23

Fiscal Year 2011:
Net sales	$1,376		$1,446	$1,383		$1,407
Gross profit	1,011		1,051	1,013		1,004
Net earnings (e)	233		241	227		125	(f)
Basic net earnings per share	$0.72		$0.73	$0.70		$0.39
Diluted net earnings per share	$0.71		$0.72	$0.69		$0.39
Cash dividends declared per share	$0.21		$0.21	$0.21		$0.21

(a)
Restructuring activities resulted in after-tax special charges of $29 million for the first quarter, $27 million for the second quarter, $66 million for the third quarter and $75 million for the fourth quarter.

(b)	Includes after-tax special charges of $25 million related to a license dispute settlement charge.

(c)	Includes after-tax special charges of $15 million for intangible asset impairment charges.

(d)
Includes after-tax special charges of $27 million related to IESD litigation and field action costs and after-tax charges of $11 million for intangible asset impairment charges and CATD inventory write-offs associated with discontinued product lines. Additionally, the Company recognized $46 million of additional income tax expense related to adjustments to uncertain tax positions associated with the effective settlement of certain income tax audits.

(e)	Restructuring activities resulted in after-tax special charges of $29 million for the second quarter, $21 million for the third quarter and $71 million for the fourth quarter.

(f)	Includes after-tax special charges of $31 million for intangible asset impairment charges and $38 million of after-tax accounts receivable allowance charges for collection risk in Europe.